Annual Total Returns[BarChart] - Defensive Market Strategies Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.43%	8.57%	18.22%	10.35%	2.16%	11.53%	12.35%	(1.69%)	19.38%	9.86%